Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Interest and similar income	£ 19,096	£ 11,240	£ 11,892
Interest and similar expense	(8,524)	(3,167)	(3,770)
Net interest income	10,572	8,073	8,122
Fee and commission income	9,637	9,880	8,641
Fee and commission expense	(3,038)	(2,206)	(2,070)
Net fee and commission income	6,599	7,674	6,571
Net trading income	8,049	5,794	7,029
Net investment income	(434)	311	13
Other income	170	88	31
Total income	24,956	21,940	21,766
Staff costs	(9,252)	(8,511)	(8,097)
Infrastructure costs	(3,435)	(3,614)	(3,323)
Administration and general expenses	(2,446)	(2,137)	(2,313)
Litigation and conduct	(1,597)	(397)	(153)
Operating expenses	(16,730)	(14,659)	(13,886)
Share of post-tax results of associates and joint ventures	6	260	6
Profit on disposal of subsidiaries, associates and joint ventures	0	0	17
Profit before impairment	8,232	7,541	7,903
Credit impairment (charges)/releases	(1,220)	653	(4,838)
Profit before tax	7,012	8,194	3,065
Taxation	(1,039)	(1,138)	(604)
Profit after tax	5,973	7,056	2,461
Attributable to:
Equity holders of the parent	5,023	6,205	1,526
Other equity instrument holders	905	804	857
Total equity holders of the parent	5,928	7,009	2,383
Non-controlling interests	45	47	78
Profit after tax	£ 5,973	£ 7,056	£ 2,461
Earnings per share
Basic earnings per ordinary share (in GBP per share)	£ 0.308	£ 0.365	£ 0.088
Diluted earnings per share (in GBP per share)	£ 0.298	£ 0.356	£ 0.086